Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets

Note 7—Goodwill and intangible assets

Impairment testing

BNY Mellon’s three business segments include seven reporting units for which goodwill impairment testing is performed on an annual basis. The Investment Management segment is comprised of two reporting units. The Investment Services segment is comprised of four reporting units. One reporting unit is included in the Other segment.

The goodwill impairment test is performed in two steps. The first step compares the estimated fair value of the reporting unit with its carrying amount, including goodwill. If the estimated fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. However, if the carrying amount of the reporting unit were to exceed its estimated fair value, a second step would be performed that would compare the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss would be recorded to the extent that the carrying amount of goodwill exceeds its implied fair value.

BNY Mellon conducted its annual goodwill impairment test on a quantitative basis on all seven reporting units in the second quarter of 2012. The estimated fair value of each of the Company’s reporting units exceeded the carrying value and no goodwill impairment was recognized.

Intangible assets not subject to amortization are tested annually for impairment or more often if events or circumstances indicate they may be impaired.

Goodwill

The level of goodwill increased in 2012 compared with 2011 primarily as a result of foreign exchange translation on non-U.S. dollar denominated goodwill and the Meriten acquisiton. The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services (a)	Other (a)	Consolidated
Balance at Dec. 31, 2010	$9,359	$8,515	$168	$18,042
Acquisitions/dispositions	10	10	(128)	(108)
Foreign exchange translation	(32)	(29)	-	(61)
Other (b)	36	(5)	-	31
Balance at Dec. 31, 2011	$9,373	$8,491	$40	$17,904
Acquisition	70	-	-	70
Foreign exchange translation	63	38	-	101
Other (b)	2	(12)	10	-
Balance at Dec. 31, 2012	$9,508	$8,517	$50	$18,075
(a)	Includes the reclassification of goodwill associated with the Shareowner Services business from Investment Services to the Other segment.
(b)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible assets

The decrease in intangible assets in 2012 compared with 2011 resulted from amortization of intangible assets, partially offset by the Meriten acquisition and foreign exchange translation on non-U.S. dollar denominated goodwill.

Amortization of intangible assets was $384 million, $428 million and $421 million in 2012, 2011 and 2010, respectively.

The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business
(in millions)	Investment Management	Investment Services (a)	Other (a)	Consolidated
Balance at Dec. 31, 2010	$2,592	$2,113	$991	$5,696
Acquisitions/dispositions	6	17	(128)	(105)
Amortization	(214)	(199)	(15)	(428)
Foreign exchange translation	(2)	(2)	-	(4)
Impairment	-	(9)	-	(9)
Other (b)	-	2	-	2
Balance at Dec. 31, 2011	$2,382	$1,922	$848	$5,152
Acquisition	23	-	-	23
Amortization	(192)	(192)	-	(384)
Foreign exchange translation	15	3	-	18
Other (b)	-	(1)	1	-
Balance at Dec. 31, 2012	$2,228	$1,732	$849	$4,809
(a)	Includes the reclassification of intangible assets associated with the Shareowner Services business from Investment Services to the Other segment.
(b)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2012				Dec. 31, 2011
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$2,114	$(1,353)	$761	12 yrs.	$2,109	$(1,189)	$920
Customer contracts—Investment Services	2,353	(1,018)	1,335	12 yrs.	2,351	(834)	1,517
Other	125	(100)	25	5 yrs.	131	(95)	36
Total subject to amortization	4,592	(2,471)	2,121	12 yrs.	4,591	(2,118)	2,473
Not subject to amortization: (a)
Trade name	1,368	N/A	1,368	N/A	1,366	N/A	1,366
Customer relationships	1,320	N/A	1,320	N/A	1,313	N/A	1,313
Total not subject to amortization	2,688	N/A	2,688	N/A	2,679	N/A	2,679
Total intangible assets	$7,280	$(2,471)	$4,809	N/A	$7,270	$(2,118)	$5,152
(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2013	$340
2014	302
2015	272
2016	240
2017	216